Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial Instruments

28.Financial Instruments

28.1Carrying Amounts and Fair Value

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category:

Financial instruments, analyzed by classes and categories

	12/31/2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed term deposit	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants	FVTPL	26,267	26,267
Total financial liabilities		63,433

Thereof aggregated to categories according to IFRS 9	Carrying
amount
Financial assets measured at AC	205,548
Financial assets measured at FVTPL	—
Financial liabilities measured at FVTPL	26,267
Financial liabilities measured at AC	37,166

Financial instruments, analyzed by classes and categories

	12/31/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	129,856	n/a
Money market fund	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Non-current security deposits	AC	3,779	3,787
Security deposits	AC	42	n/a
Total financial assets		353,260
Financial liabilities, by class
Non-current trade and other payables	AC	2,906	2,868
Current trade and other payables	AC	35,335	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	253,341
Financial assets measured at FVTPL	99,919
Financial liabilities measured at FVTPL	21,405
Financial liabilities measured at AC	38,241

The Public Warrants are traded in an active market and are therefore classified as level 1 of the fair value hierarchy. The Private Warrants have been classified as level 2 of the fair value hierarchy, however as the Private Warrants have the same characteristics as the Public Warrants, the same price has been used to calculate their fair value (see note 4 on Warrants). In addition, money market funds are also classified as level 1 as traded in an active market.

The fair values of non-current financial instruments measured at AC are in level 2 and are determined as expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument. The fair values of the non-current security deposits measured at AC are in level 2 and are determined as the principal balance discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group. The Group’s trade and other payables would be classified in level 3 due to the Group’s risk profile. This has no impact on the valuation as trade and other payables were measured at AC.

RDO & 2022 PIPE Warrants were classified as level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of the Warrants. Fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing Lilium N.V. stock price as of the December 31, 2022, expected stock price volatility, term, risk-free rate and dividend yield. The expected stock price volatility was based on Lilium N.V. implied volatilities of 70%. The term input is equal to the Warrants’ remaining contractual term of 4 years. The risk-free interest rate is based on interpolated U.S. Constant Maturity Treasury rates for a maturity equal to the remaining life of the Warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The below tables show the effect that an increase or decrease of the Lilium N.V. share price, $1.14 as of the December 31, 2022, or the volatility would have on the fair value of the RDO & 2022 PIPE Warrants.

December 31, 2022			Effect on financial
in € thousand	Shift in share price	Fair Value warrant	result
Base	—	(24,455)	—
Up	10%	(28,316)	(3,861)
Down	(10)%	(21,023)	3,432

			Effect on financial
in € thousand	Shift in volatility	Fair Value warrant	result
Base	—	(24,455)	—
Up	10%	(27,029)	(2,574)
Down	(10)%	(21,881)	2,575

The fair value of the promissory notes are calculated using a trinomial tree approach, set to optional conversion at an expected date. The primary inputs used in the model included the borrower’s share price at valuation date, probability of occurrence of each possible conversion and termination event, borrower-specific credit risk and risk-free interest rate. While the risk-free interest rate was based on currency specific time congruent IBOR and swap rates, the credit risk and stock prices of the borrower were not observable in a market and therefore highly judgmental. As of December 31, 2021, all promissory notes have been converted so that the Group is no longer exposed to equity price risk in relation to the promissory notes as of year-end.

The fair value of the embedded derivative that was bifurcated from the convertible loan issued in 2021 is determined by aggregating the valuations for the various expected conversion and termination events. Since all events would lead to a conversion for a set fixed conversion price (however, for a variable number of shares), the value is derived as a forward contract embedded in the loan contract. The primary inputs used in the model include probability of occurrence of each possible conversion and termination event, borrower-specific credit spread and risk-free interest rate. Credit risk is model-implied and adjusted for movement in credit spreads to consider the investor’s higher risk in connection with this convertible instrument at each valuation date, and the risk-free interest rate is based on currency specific time congruent IBOR and swap rates. As credit spreads and stock prices are not observable in a market, especially these input parameters are highly judgmental. The convertible loan was converted to equity during 2021 and no further gains or losses were recognized in finance income / (expenses) in the Statement of Operations.

The movements in level 3 fair values are as follows:

		Convertible loan –	RDO and 2022
In € thousand	Promissory Notes	embedded derivative	PIPE Warrants
January 1, 2021	676	14,948	—
Purchases / issuances	1,051	312	—
Changes from fair value remeasurement	475	(6,326)	—
Foreign exchange effects	20	—	—
Conversion	(2,222)	(8,934)	—
December 31, 2021	—	—	—
Initial recognition	—	—	34,550
Changes from fair value remeasurement	—	—	(8,979)
Foreign exchange effects	—	—	(1,116)
December 31, 2022	—	—	24,455

The net gains and losses for each of the financial instrument measurement categories were as follows:

2022	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at amortized cost	(412)	1,147	—	125	860
Financial liabilities measured at amortized cost	(236)	(560)	—	—	(796)
Financial assets and liabilities measured at fair value through profit or loss	—	(508)	29,667	—	29,159
Total	(648)	79	29,667	125	29,223

2021	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at amortized cost	(364)	1,061	—	(260)	437
Financial liabilities measured at amortized cost	(3,483)	(446)	—	—	(3,929)
Financial assets and liabilities measured at fair value through profit or loss	—	(1,018)	(3,327)	—	(4,345)
Total	(3,847)	(403)	(3,327)	(260)	(7,837)

The total interest income for financial assets that are not measured at FVTPL is €145 thousand (2021: €5 thousand), while the total interest expense for these financial assets is €557 thousand (2021: €369 thousand). The total interest expense for financial liabilities that are not measured at FVTPL is €236 thousand (2021: €3,483 thousand).

28.2Financial Instrument Risk Management Objectives and Policies

The Group is exposed to market risk (especially foreign exchange risk) and liquidity risk. The Group’s senior management oversees the management of these risks.

The CFO in combination with Treasury provides assurance to the Group’s senior management that the Group’s financial risk activities are governed by appropriate procedures and that financial risks are identified, measured and managed in accordance with the Group’s risk objectives. The Executive Board reviews and agrees on procedures for managing each of these risks, which are summarized below.

Management regularly reviews the Group’s risk management objectives to ensure that risks are identified and managed appropriately. The Executive Board is made aware of and reviews management’s risk assessments prior to entering into significant transactions.

Credit Risk

The following tables provide information about the exposures to credit risk for all financial assets that are not measured at fair value through profit or loss and therefore are generally subject to the impairment regulations of IFRS 9. The most significant part of the impairment loss allowance relates to the fixed-term deposits and cash balances.

				12/31/2022
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	205,683	(135)	No
Of which:
Cash and cash equivalents		179,640	(59)	No
Fixed-term deposits		20,017	(30)	No
Security deposits		6,026	(46)	No

				12/31/2021
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	253,601	(260)	No
Of which:
Cash and cash equivalents		129,859	(3)	No
Fixed-term deposit		119,920	(256)	No
Security deposits		3,822	(1)	No

The above financial assets are primarily held with reputable financial institutions with high credit ratings. As of December 31, 2022, 52% (2021: 83%) of the Group’s cash and cash equivalents and fixed term deposits are held with a single financial institution. The Group regularly monitors its cash and cash equivalents and takes corrective actions should it identify any possible changes in creditworthiness of these financial institutions.

As of December 31, 2021, the total impairment loss allowance was €260 thousand. During the year, certain fixed-term deposits matured, resulting in a reversal of impairment loss allowance of €256 thousand (2021: nil), and impairment loss of €131 thousand was recognized (2021: €260 thousand). As of December 31, 2022, the impairment loss allowance was €135 thousand (2021: €260 thousand).

Foreign Currency Risk

The Group operates globally and is exposed to foreign currency risk arising from exposure to various currencies in the ordinary course of business. The Group’s foreign currency exposures primarily consist of the British pound (“GBP”), Japanese Yen (“JPY”) and US Dollar (“USD”). Foreign currency exchange risk mainly arises from commercial and financing transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency.

The following table demonstrates the Group’s exposure to possible appreciation and depreciation in foreign currency.

	USD	JPY	GBP	Total exposure
At December 31, 2022	(in € thousand)	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	17,927	—	—	17,927
Current financial assets	2,158	—	3,793	5,951
Non-current financial assets	5,424	—	6,369	11,793
Non-current trade and other payables	(2,885)	(901)	—	(3,786)
Current trade and other payables	(7,097)	—	(138)	(7,235)
Current financial liabilities	(8,358)	—	(10,107)	(18,465)
Warrants	(26,267)	—	—	(26,267)
	(19,098)	(901)	(83)	(20,082)

	USD	GBP	Total exposure
At December 31, 2021	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	18,174	8	18,182
Current trade and other payables	(4,916)	(402)	(5,318)
Warrants	(21,405)	—	(21,405)
	(8,147)	(394)	(8,541)

The following table demonstrates the sensitivity of the Group to a reasonably possible appreciation and depreciation of the foreign exchange rates consisting of USD, GBP, and JPY towards the EUR by 10%, with all other variables held constant. The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2022:

	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	1,736	(2,122)
GBP	8	(9)
JPY	82	(100)

The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of December 31, 2021:

	Effect of EUR appreciation on	Effect of EUR depreciation on profit
	profit before tax	before tax
Currency	(in € thousand)	(in € thousand)
USD	735	(898)
GBP	15	(19)

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risks from financial instruments can in general arise in connection with financial liabilities. Fixed rate securities may have their market value adversely impacted due to a rise in interest rates. Our cash equivalents and investment portfolio can also be subject to market risk due to changes in interest rates. Banks are adjusting the interest rate depending on changes of the respective reference rates set by central banks. The carrying value of variable interest bearing cash at banks is €82,128 thousand (2021: €130,000 thousand). Considering existing thresholds, a hypothetical reasonable increase / decrease of 50 basis points (2021: 10 basis points) in interest rates would have an effect on the Group’s consolidated financial statements of €411 / (€411) thousand (2021: €130 / (€130) thousand) arising from cash at banks.

Other Price Risk

In 2021 during the Reorganization, the Group entered into obligations to settle Reorganization Warrants for a total number of 19,710 thousand (please refer to note 23). In 2022, the Group entered into further obligations to settle RDO & 2022 PIPE Warrants bringing the total number of outstanding warrants to 65,472 thousand. The value of the Reorganization Warrants is based on a publicly traded price. A reasonably possible increase or decrease in the warrant price by 10%, with all other variables held constant, would have led to a loss or gain before tax of €181 thousand (2021: €2,140 thousand) with a corresponding effect in the financial result. The value of the RDO & 2022 PIPE Warrants is estimated using implied volatility based on the closing price of the Reorganization Warrants calculated using Monte-Carlo simulation in a risk-neutral framework with its key parameters including the risk-free rate and the closing stock price of Lilium N.V.’s publicly traded Class A shares (refer to note 28.1 for share price sensitivity analysis).

In 2021, the Group invested into a money market fund with a total market value as of December 31, 2021 of €99,919 thousand. The value of the money market fund is based on a publicly traded price. A reasonable possible increase or decrease in the market price by 10 % would lead to a gain / (loss) before tax of €9,992 thousand. In 2022, the group sold all holdings in the money market fund so the Group is no longer exposed to equity price risk in relation to the money market fund.

In 2021, the Group invested in one further promissory note for a nominal amount of €1,051 thousand ($1,250 thousand). As of December 31, 2021, all promissory notes have been converted so that the Group is no longer exposed to equity price risk in relation to the promissory notes as of year-end.

Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group is expanding very rapidly which results in increasingly stringent requirements regarding the corporate planning for budgeting and procuring of financial resources in such a way that the development program of the Lilium Jet is not delayed. Consequently, the continuation of development is based on the Group’s ability to raise financing from investors in the form of various financing rounds. The Group ensures that the supply of liquidity is always sufficient to settle financial liabilities that are due for payment. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments). Note that the Group expects to settle the Warrants in own equity instruments.

				12/31/2022
				2028 and
in € thousand	2023	2024	2025 to 2027	thereafter
Lease liabilities	2,970	2,457	6,463	—
Trade and other payables	33,658	1,974	2,770	—

				12/31/2021
				2027 and
in € thousand	2022	2023	2024 to 2026	thereafter
Lease liabilities	2,356	2,705	8,001	2,187
Trade and other payables	35,335	29	3,498	—

Capital Management

For the purpose of the Group’s capital management, capital includes all share capital and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize the shareholder value through investment in the development activities of the Group.

Based on the ongoing development of the Lilium Jet, the Group has to rely almost exclusively on equity funding by its shareholders and debt financing until the Group can refinance itself in the future from marketable products as a result of successful development projects. The Group’s finance department reviews the total amount of cash of the Group on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly operational net cash flow.

The Group is not subject to externally imposed capital requirements. The objectives of the Group’s capital management were achieved in the reporting year. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2022 and 2021.

28.3Reconciliation of Changes in Liabilities arising from Financing Activities

In € thousand	Lease liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2021	11,823	21,405	33,228
Principal elements of lease payments	(2,720)	—	(2,720)
Interest paid	(443)	—	(443)
Change in the cash flow from financing activities	(3,163)	—	(3,163)
Additions to lease liabilities due to new lease contracts	1,873	—	1,873
Additions to warrants	—	34,550	34,550
Fair value changes	—	(30,196)	(30,196)
Effects of foreign exchange conversion	—	508	508
Interest expenses	436	—	436
Capital contributions	—	—	—
Statement of Financial Position as of December 31, 2022	10,969	26,267	37,236

	Convertible	Lease
In € thousand	loans	liabilities	Warrants	Total
Statement of Financial Position as of December 31, 2020	99,235	11,118	—	110,353
Proceeds from convertible loans	1,850	—	—	1,850
Principal elements of lease payments	—	(1,781)	—	(1,781)
Interest paid	—	(437)	—	(437)
Change in the cash flow from financing activities	1,850	(2,218)	—	(368)
Additions to lease liabilities due to new lease contracts	—	2,486		2,486
Additions to warrants	—		25,859	25,859
Fair value changes	(6,326)	—	(5,492)	(11,818)
Effects of foreign exchange conversion			1,038	1,038
Interest expenses	3,483	437		3,920
Capital contributions	(98,242)	—		(98,242)
Statement of Financial Position as of December 31, 2021	—	11,823	21,405	33,228